ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	916,104,980	176,776,612
Ordinary shares, shares outstanding	916,104,980	176,776,612
Parent Company [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	916,104,980	176,776,612
Ordinary shares, shares outstanding	916,104,980	176,776,612